CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2018
CONSTRUCTION IN PROGRESS [abstract]
Schedule of construction in progress

	2017	2018
	RMB	RMB

Balance as of January 1	129,581	118,645
Additions	85,552	108,555
Dry hole costs written off	(6,876)	(6,921)
Transferred to property, plant and equipment	(81,229)	(73,210)
Reclassification to lease prepayments and other long-term assets	(7,773)	(10,066)
Impairment losses for the year	(252)	(28)
Disposals	(315)	(19)
Exchange adjustments	(43)	7
Balance as of December 31	118,645	136,963

Schedule of net changes in capitalized cost of exploratory wells in E&P segment

	2016	2017	2018
	RMB	RMB	RMB

At beginning of year	16,772	12,192	9,737
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	6,321	5,567	7,172
Transferred to oil and gas properties based on the determination of proved reserves	(3,716)	(1,839)	(2,387)
Dry hole costs written off	(7,185)	(6,183)	(7,226)
At end of year	12,192	9,737	7,296

Schedule of aging of capitalized exploratory well costs based on drilling completion date

	December 31,
	2016	2017	2018
	RMB	RMB	RMB

One year or less	4,731	4,917	3,467
Over one year	7,461	4,820	3,829
	12,192	9,737	7,296